Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Jun. 30, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	50,000,000	50,000,000	50,000,000	2,250,000	2,250,000	8,000,000	8,000,000	3,284,396	3,284,396	7,500,000	7,500,000
Preferred stock, Issued (in shares)				0	0	0	500,000	0	3,284,396	0	0
Preferred stock, Outstanding (in shares)				0	0	0	500,000	0	3,284,396	0	0
Common stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, issued (in shares)	256,619,445	142,773,113	22,135,805
Common stock, Outstanding (in shares)	256,619,445	142,773,113	22,135,805